Stockholders' Equity - Additional Information (Detail) - USD ($)			1 Months Ended			12 Months Ended
	Aug. 02, 2018	Aug. 31, 2017	Aug. 31, 2019	May 31, 2017	Jul. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from the issuance of common stock				$ 30,600,000		$ 0	$ 0	$ 30,610,000
Payment for repurchase of common stock						$ 0	$ 0	$ 11,203,000
Total remaining options available for future grant						3,951,000	844,000
Stock options granted to purchase common stock						1,723,000	943,000	1,733,000
Weighted-average fair value of options granted						$ 1.84	$ 3.93	$ 3.79
Total intrinsic value of stock options exercised						$ 0	$ 600,000	$ 300,000
Intrinsic value of options outstanding						16,000
Intrinsic value of options exercisable						1,000
Unrecognized compensation expense						$ 27,000
Weighted-average vesting term						10 months 24 days
Stock-based compensation						$ 4,200,000	$ 3,800,000	$ 4,100,000
Employment Inducement Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted to purchase common stock		525,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						1,600,000
Unrecognized compensation expense						$ 2,100,000
Weighted-average vesting term						7 months 6 days
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance to employees, nonemployee directors and consultants						1,030,303
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance to employees, nonemployee directors and consultants					1,000,000
Stock option plans, maximum term of plan					10 years
Stock option plans, remaining vesting period					3 years
Percentage of outstanding shares of common stock					5.00%
Total remaining options available for future grant						3,951,438
2013 Plan [Member] | Tranche right [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plans, percentage of options vested					25.00%
One-Time Option Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exchange description						The participants received one new RSU for every two stock options tendered for exchange.
Number of stock options exchanged			3,200,375
Additional stock compensation expense expected service term			1 year
One-Time Option Exchange [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plans, remaining vesting period			1 year
Number of shares granted			1,600,186
Incremental value of the modifications			$ 100,000
2013 Warrants [Member] | Convertible promissory notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant expiration date									May 30, 2018
2013 Warrants [Member] | Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercisable to purchase shares									1,124,026
2013 Warrants [Member] | Series B Preferred Stock [Member] | Convertible promissory notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrant per share									$ 0.90
Lender Warrants [Member] | Series B convertible preferred stock [Member] | Term Loan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrant per share									$ 0.90
Warrant issued									111,112
Warrant expiration date									Jul. 03, 2023
Sales Agreement with Stifel [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares sold under sales agreement						0
Sales Agreement with Stifel [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, value of shares issued	$ 35,000,000
Percentage of commission of gross sales price per share	3.00%
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued								5,980,000
Common stock issued						5,000	36,000	24,000
Common Stock [Member] | 2013 Warrants [Member] | Convertible promissory notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrant per share					$ 7.43
Common Stock [Member] | Lender Warrants [Member] | Convertible promissory notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrant per share					$ 7.43
Warrants exercisable					13,468
Common Stock [Member] | Stock Purchase Agreement with Advent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment for repurchase of common stock				$ 11,200,000
Shares repurchased and retired under stock purchase agreement				2,166,836
Shares repurchased and retired price per share				$ 5.17
Follow on Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued				5,980,000
Common stock, price per share				$ 5.50
Post IPO [Member] | Common Stock [Member] | 2013 Warrants [Member] | Convertible promissory notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable					136,236
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower fair market value of purchase price share					85.00%
Outstanding liability						$ 0	$ 28,936	$ 16,367
Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock purchase plan, employees contribution					20.00%
Employee Stock Purchase Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued						5,365	36,296	24,303